Related party balances and transactions (Details 2) ¥ in Thousands, $ in Thousands		Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Total		$ 4,173	¥ 29,050	¥ 28,728
Hangzhou Ruituo Technology Co. Ltd. [Member]
Related Party Transaction [Line Items]
Total		3,410	23,743	714
Key Management And Their Immediate Family Members [Member]
Related Party Transaction [Line Items]
Total	[1]	550	3,831	7,626
Mr Hong Yao [Member]
Related Party Transaction [Line Items]
Total	[1]	47	328	950
Zhejiang Zhongbo Finance Lease Co., Ltd [Member]
Related Party Transaction [Line Items]
Total	[2]	0	0	9,471
Chunan Wangqi Financial Information Advisory Services Partnership [Member]
Related Party Transaction [Line Items]
Total		0	0	1,806
Chunan Wangzhi Financial Information Advisory Services Partnership [Member]
Related Party Transaction [Line Items]
Total		0	0	1,290
Chunan Wangqun Financial Information Advisory Services Partnership [Member]
Related Party Transaction [Line Items]
Total		0	0	1,110
Other Related Service Center Operation Partners [Member]
Related Party Transaction [Line Items]
Total		11	74	4,833
Beijing Lezhihui Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Total		40	275	275
Others Related Party [Member]
Related Party Transaction [Line Items]
Total		$ 115	¥ 799	¥ 653

[1]	The balance mainly represents investment balance due to related parties who are also investors on the platform.
[2]	The balance represents account balance of Zhongbo on the platform which is borrowed from the Company and used for the advances of certain type of loan product of the Company.